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[Janus letterhead]



April 7, 2010


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 002-34393
     1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the definitive proxy statement and a form of the proxy card relating to the special meetings of shareholders of the Registrant and its various series (each, a "Fund") to be held on June 10, 2010. The proxy statement will seek shareholder approval for: (i) electing new Trustees, (ii) amended and restated investment advisory agreements to change certain Funds' investment advisory fee rates from a fixed rate to a rate that adjusts up or down based upon the Fund's performance relative to its benchmark index, (iii) an amended and restated investment advisory agreement for Janus Global Real Estate Fund to change the Fund's benchmark index for purposes of calculating the performance-based investment advisory fee, and (iv) an amended and restated investment advisory agreement and a new subadvisory agreement for Janus Global Opportunities Fund to engage a subadviser for the Fund.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt, Esq.
Legal Counsel

Enclosures (via EDGAR only)

cc:  Rodney A. DeWalt, Esq.
     Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Donna Brungardt